Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000024571 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024571 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000024571 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024571 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024571 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000024571 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000024571 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000024572 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024572 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000024572 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024572 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024572 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000024572 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000024572 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000024573 | Greater than 5 Years
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024573 | 2-5 Years
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000024573 | Less than 2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024573 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024573 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000024573 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000024573 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	63.40%